Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	December 31, 2022	December 31, 2021
Investment tax credits (Canada)	$28.2	$30.4
Esperanza Milestone Payments (i)	19.1	—
Other	12.1	12.6
	$59.4	$43.0
(i) Esperanza Milestone Payments
Fair value of Milestone Payments related to the sale of the Esperanza project. Refer to note 14 for further details.